Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Computer and equipment	Furniture and fittings	Fire system	Motor vehicle	Renovation	Total
	MYR	MYR	MYR	MYR	MYR	MYR
Cost
As of January 1, 2024	157,787	9,631	29,310	87,000	–	283,728
Additions	23,000	–	–	–	74,550	97,550
As of December 31, 2024 and January 1, 2025	180,787	9,631	29,310	87,000	74,550	381,278
Additions	62,608	–	–	–	–	62,608
As of June 30, 2025	243,395	9,631	29,310	87,000	74,550	443,886
As of June 30, 2025 (USD)	57,599	2,279	6,936	20,588	17,642	105,044

Accumulated depreciation
As of January 1, 2024	46,727	5,068	6,350	8,700	–	66,845
Charge for the year	51,518	1,912	5,862	17,400	12,425	89,117
As of December 31, 2024 and January 1, 2025	98,245	6,980	12,212	26,100	12,425	155,962
Charge for the period	24,776	768	2,931	8,700	7,455	44,630
As of June 30, 2025	123,021	7,748	15,143	34,800	19,880	200,592
As of June 30, 2025 (USD)	29,113	1,833	3,583	8,235	4,705	47,469

Carrying values
As of January 1, 2024	111,060	4,563	22,960	78,300	–	216,883
As of December 31, 2024 and January 1, 2025	82,542	2,651	17,098	60,900	62,125	225,316
As of June 30, 2025	120,374	1,883	14,167	52,200	54,670	243,294
As of June 30, 2025 (USD)	28,486	446	3,353	12,353	12,937	57,575